Summary of Significant Accounting Policies (Details)	6 Months Ended				12 Months Ended
	Oct. 31, 2025 JPY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 JPY (¥)	Oct. 31, 2024 USD ($)	Apr. 30, 2025 JPY (¥)	Oct. 31, 2025 USD ($) $ / shares	Apr. 30, 2025 USD ($) $ / shares	May 01, 2024 JPY (¥)	Apr. 30, 2024 JPY (¥)	Apr. 26, 2024 JPY (¥)
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation (in Dollars)						$ 250,000
Cash equivalents (in Dollars)
Maturities of time deposits, description	The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and it matured on July 31, 2024.	The Company purchased a time deposit of JPY100,000,000 on April 26, 2024 and it matured on July 31, 2024.
Time deposit (in Yen) | ¥										¥ 100,000,000
Interest rate percentage	0.025%					0.025%
Accounts receivable, net (in Yen) | ¥								¥ 40,711,929
Allowance for expected credit loss (in Yen)
Allowance was deemed necessary (in Dollars)
Impairment of long-lived assets (in Dollars)
Estimated useful life	5 years					5 years
Contract with Customer, Asset, after Allowance for Credit Loss, Current	¥ 6,804,044				17,208,508	$ 44,168		¥ 40,359,303	¥ 17,208,508
Advertising expenses	4,566,332	29,642	¥ 15,088,528
Received government grants (in Yen) | ¥			21,255,000
Government grants recognized benefit (in Yen)			1,255,000
Government grants (in Yen)			20,000,000		20,000,000
Cash and time deposit	698,415,369		¥ 243,979,277		135,865,626	$ 4,533,693	$ 881,958		¥ 369,397,355
Ethereum [Member]
Summary of Significant Accounting Policies [Line Items]
Crypto asset number of units price per share (in Dollars per share) | $ / shares						$ 0.74	$ 0.74
Cost	148,145				148,145	$ 962
Fair value	436,179				188,949	2,831
Binance Coin and Polygon [Member]
Summary of Significant Accounting Policies [Line Items]
Cost	5,619				5,619	36
Fair value	¥ 26,276				¥ 14,468	$ 171
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1					1
JPY [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	154.05					154.05
Customer Concentration Risk [Member] | One Clients [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	90.60%	90.60%			84.30%
Customer Concentration Risk [Member] | One Clients [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	47.50%	47.50%
Customer Concentration Risk [Member] | Two Clients [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage					15.70%
Customer Concentration Risk [Member] | Two Clients [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	36.90%	36.90%	41.00%	41.00%
Customer Concentration Risk [Member] | One Clients [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			51.20%	51.20%
Related Party Transaction [Member]
Summary of Significant Accounting Policies [Line Items]
Company’s securities holding percentage	10.00%					10.00%
One Vendor [Member] | Customer Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage					30.20%
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	36.30%	36.30%
One Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	29.60%	29.60%	40.00%	40.00%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	15.60%	15.60%			24.50%
Two Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	24.30%	24.30%	14.30%	14.30%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	12.70%	12.70%			15.00%
Three Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	12.80%	12.80%	13.40%	13.40%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	12.50%	12.50%			11.20%
Four Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	10.20%	10.20%	11.20%	11.20%
Five Vendor [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage			10.30%	10.30%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Tax benefit	50.00%	50.00%